Investment Strategy - FMI Global Equity ETF	Oct. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. For purposes of this 80% policy, “assets” means net assets plus the amount of any borrowings for investment purposes, and “equity securities” means common stocks and other securities representing, or convertible into or exercisable for, an ownership interest in a company, including preferred stocks, convertible preferred stocks, warrants, rights, American Depositary Receipts (“ADRs”), and American Depositary Shares (“ADSs”) that themselves invest primarily in equity securities. Specifically, the Fund invests mainly in a limited number of large capitalization stocks of global companies (namely, U.S. and non-U.S. companies whose market capitalization is generally not smaller $4 billion). U.S. companies are companies listed or traded on a national securities exchange or on a national securities association, including foreign securities traded on a national securities exchange or on a national securities association. Non-U.S. companies are companies domiciled or headquartered outside of the United States, or whose primary business activities or principal trading markets are located outside of the United States in predominantly developed markets, although the Fund may also invest in emerging markets. Under normal circumstances, the Fund will invest at least 30% of its assets in non-U.S. companies. If the Fund’s investment adviser deems market conditions less favorable for non-U.S. companies, the Fund could invest less than 30% but would invest at least 20% of its assets in non-U.S. companies. The Fund may invest a substantial portion of its assets in issuers located in a limited number of countries, and the Fund’s geographic and industry exposures may differ significantly from broad global market benchmarks.

The Fund may invest in ADRs through both sponsored and unsponsored arrangements. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs is less likely to reflect the effect of such information. The Fund may also invest in ADSs and other depositary receipt arrangements, which are subject to risks similar to direct investments in foreign securities and may involve additional expenses, reduced voting rights, reduced information access, and imperfect correlation to the underlying foreign securities.

With the Fund’s investments limited in number, a substantial amount of the Fund’s assets (namely, more than 25% of its assets) may be in issuers located in a limited number of countries, and it is likely that the geographical and industry weightings of the Fund will differ significantly from popular global benchmarks. The Fund views an investment in the securities of a company domiciled or headquartered in an emerging market, or whose primary business activities or principal trading markets are located in an emerging market as an investment in an emerging market.

The Fund uses fundamental analysis to look for stocks of good businesses that are selling at value prices in an effort to achieve above average performance with below average risk. The Fund believes good businesses have some or all of the following characteristics:

●	A strong, defendable market niche or products and services niche that is difficult to replicate

●	A high degree of relative recurring revenue

●	Modestly priced products or services

●	Attractive return-on-investment economics (namely, where return on investment exceeds a company’s cost of capital over a three to five year period)

●	Above-average growth or improving profitability prospects

The Fund considers valuation:

●	On both an absolute and relative to the market basis

●	Utilizing both historical and prospective analysis

In reviewing companies, the Fund applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed.

The Fund’s portfolio managers will generally sell a portfolio security when they believe:

●	The security has achieved its value potential

●	Such sale is necessary for portfolio diversification

●	Changing fundamentals signal a deteriorating value potential

●	Other securities have better value potential

●	The investment thesis has changed or they determine that another investment offers a more attractive risk/reward profile

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its assets in equity securities.